Lease - Leasee - Summary of Lease Amount Recognized in the Consolidated Balance Sheet of Income - (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Presentation of leases for lessee [abstract]
Sublease revenue	R$ 8	R$ 12
Depreciation expenses	(1,209)	(1,060)
Interest expenses	(227)	(271)
Lease expense for low value assets	(87)	(82)
Variable expenses not include in lease liabilities	(66)	(81)
Total	R$ (1,581)	R$ (1,482)